The Company and Summary of Significant Accounting Policies	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
The Company and Summary of Significant Accounting Policies
Note 1. The Company and Summary of Significant Accounting Policies
The Company
MEI Pharma, Inc. (Nasdaq: MEIP) is a clinical stage pharmaceutical company focused on developing potential new therapies for cancer. MEI Pharma’s portfolio of drug candidates includes drug candidates with differentiated or novel mechanisms of action intended to address unmet medical needs and deliver improved benefit to patients, either as standalone treatments or in combination with other therapeutic options. Our common stock is listed on the Nasdaq Capital Market under the symbol “MEIP.”
In February 2023, we, Infinity Pharmaceuticals, Inc. (“Infinity”), and Meadow Merger Sub, Inc., our wholly owned subsidiary (“Merger Sub”) entered into an agreement and plan of merger (“Merger Agreement”). The Merger Agreement provides that Merger Sub will merge with and into Infinity, with Infinity being the surviving entity as a wholly-owned subsidiary of us (transaction referred to as the “Merger”). If the Merger is consummated (the “Closing”), each share of Infinity’s common stock issued and outstanding immediately prior will be automatically converted into the right to receive 0.052245 shares (the “Exchange Ratio”) of our common stock. Subject to stockholder approval and the subsequent closing of the merger, the combined company will be renamed “Kimbrx Therapeutics, Inc.” and trade on the Nasdaq Stock Market under the symbol “KMBX”. The combined company would be headquartered in San Diego, California. The Merger Agreement has been approved by the Boards of Directors of both companies. The Merger is subject to approvals by our and Infinity’s stockholders, respectively.
On April 14, 2023, we amended our Certificate of Incorporation to affect a combination of our issued and outstanding common stock at a ratio of one-for-twenty
(“Reverse Stock Split”). The par value and authorized shares of our common stock were not adjusted as a result of the Reverse Stock Split. The Reverse Stock Split was effective on April 14, 2023, with a market effective date of April 17, 2023. All historical share and per share amounts have been adjusted to reflect the Reverse Stock Split for all periods presented. All stock options, restricted stock units and warrants outstanding were ratably adjusted to give effect to the Reverse Stock Split.
Clinical Development Programs
We build our pipeline by licensing or acquiring promising cancer agents and creating value in programs through development, commercialization and strategic partnerships, as appropriate. Our objective is to leverage the mechanisms and properties of our pipeline drug candidates to optimize the balance between efficacy and tolerability to meet the needs of patients with cancer. Our drug candidate pipeline includes:

•	Voruciclib, an oral cyclin-dependent kinase (“CDK”) inhibitor;

•	ME-344, an intravenous small molecule targeting the oxidative phosphorylation pathway; and

•	Zandelisib, an oral phosphatidylinositol 3-kinase delta (“PI3K d ”) inhibitor.
The results of
pre-clinical
studies and completed clinical trials are not necessarily predictive of future results, and our current drug candidates may not have favorable results in later studies or trials. The commercial opportunity will be reduced or eliminated if competitors develop and market products that are more effective, have fewer side effects or are less expensive than our drug candidates. We will need substantial additional funds to progress the clinical trial programs for the drug candidates voruciclib and
ME-344
and to develop new compounds we might license or
acquire
. The actual amount of funds that will be needed are determined by a number of factors, some of which are beyond our control. Negative U.S. and global economic conditions may pose challenges to our business strategy, which relies on funding from the financial markets or collaborators.

Reduction in Force and Current Events
In November 2022, we and Kyowa Kirin Co., Ltd. (“Kyowa Kirin”) met with the U.S. Food and Drug Administration (“FDA”) in a follow-up
meeting to the March 2022 end of Phase 2 meeting related to zandelisib. At this meeting, the FDA provided further guidance regarding the design and statistical analysis for the COASTAL trial. Following the November meeting, the companies jointly concluded that a clinical trial consistent with the recent FDA guidance, including modification of the ongoing COASTAL trial, would likely not be feasible to complete within a time period that would support further investment or with sufficient certainty of the regulatory requirements for approval to justify continued global development efforts. As a result, we and Kyowa Kirin jointly decided to discontinue global development of zandelisib for indolent forms of non-Hodgkin
lymphoma outside of Japan.
The discontinuation of zandelisib development outside of Japan was a business decision based on the most recent regulatory guidance from the FDA and is not related to the zandelisib clinical data generated to date. Kyowa Kirin is continuing certain ongoing Japanese clinical trials, including the Phase 2 MIRAGE trial evaluating Japanese patients with relapsed or refractory indolent
B-cell
non-Hodgkin
lymphomas, and will explore submitting the MIRAGE and TIDAL trials for marketing authorization in Japan. MIRAGE is a Phase 2 trial, similar in design to the global Phase 2, single-arm,
TIDAL trial. In November 2022, we and Kyowa Kirin announced positive topline data from the Phase 2 MIRAGE trial. Kyowa Kirin has been evaluating whether to continue developing zandelisib in Japan and after meeting with the Pharmaceuticals and Medical Devices Agency (“PMDA”) has concluded that conducting a randomized study consistent with agency guidance to support a marketing application would likely not be feasible to complete within a time period that would support further investment. As a result, in May 2023, Kyowa Kirin decided to discontinue development of zandelisib in Japan. The discontinuation of zandelisib in Japan was a business decision by Kyowa Kirin based on the most recent regulatory guidance from the PMDA and is not related to the zandelisib clinical data generated to date.
In light of Kyowa Kirin’s decision to discontinue development of zandelisib in Japan, the parties intend to terminate the global license, development and commercialization agreement executed in April 2020.
We and Kyowa Kirin have begun closing all ongoing zandelisib clinical studies outside of Japan, including the Phase 3 COASTAL trial, the Phase 2 TIDAL trial, and the Phase 2 CORAL trial. Depending on the achievement of certain regulatory and commercial milestones in Japan, we may be eligible for additional payments from Kyowa Kirin under the current agreement.
In December 2022, we announced a plan to streamline our organization towards the continued clinical development of voruciclib and
ME-344.
As a result, we initiated a staggered workforce reduction, initially affecting 28 employees in December 2022 (representing approximately

27
% of our workforce
) and an additional 14 employees in April 2023. In connection with the reduction in force, we incurred termination costs, which include severance, benefits, and related costs of approximate ly $
2.4
 million, of which $
1.8
 million was research and development expense and $
0.6
 million was general and administrative expense.
Liquidity
We have accumulated losses of $
396.0
 million since inception and expect to incur operating losses and generate negative cash flows from operations for the foreseeable future. As of
March
31, 202
3
, we had $
112.0
 million
in cash and cash equivalents and short-term investments. We believe that these resources will be sufficient to meet our obligations and fund our liquidity and capital expenditure requirements for at least the next 12 months from the issuance of these financial statements. Our current business operations are focused on continuing the clinical development of our drug candidates. Changes to our research and development plans or other changes affecting our operations and operating expenses may affect actual future use of existing cash resources. We cannot determine with certainty costs associated with ongoing and future clinical trials or the regulatory approval process. The duration, costs and timing associated with the development of our product

candidates will depend on a variety of factors, including uncertainties associated with the results of our clinical trials.
To date, we have obtained cash and funded our operations primarily through equity financings and license agreements. In order to continue the development of our drug candidates, at some point in the future we expect to pursue one or more capital transactions, whether through the sale of equity securities, debt financing, license agreements or entry into strategic partnerships. There can be no assurance that we will be able to continue to raise additional capital in the future.
Basis of Presentation
The accompanying unaudited condensed consolidated financial statements include the accounts of MEI Pharma, Inc. and our wholly owned subsidiary, Meadow Merger Sub, Inc. We have eliminated all significant intercompany accounts and transactions in consolidation. The condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) for interim financial information and in accordance with the instructions to Form
10-Q
and Article 10 of Regulation
S-X.
Accordingly, the accompanying financial statements do not include all of the information and notes required by U.S. GAAP for complete financial statements. In the opinion of management, the accompanying consolidated financial statements reflect all adjustments (consisting of normal recurring adjustments) that are necessary for a fair statement of the financial position, results of operations and cash flows for the periods presented.
The accompanying unaudited condensed consolidated financial statements for the quarterly period ended March 31, 2023 should be read in conjunction with the audited financial statements and notes thereto as of and for the fiscal year ended June 30, 2022, included in our Annual Report on Form
10-K
filed with the Securities and Exchange Commission on September 8, 2022 (“2022 Annual Report”). Interim results are not necessarily indicative of results for a full year.

Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and disclosures made in the accompanying notes to the consolidated financial statements. We use estimates that affect the reported amounts (including assets, liabilities, revenues and expenses) and related disclosures. Actual results could materially differ from those estimates.
Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value is as follows:

•	Level 1 – Observable inputs such as quoted prices in active markets for identical assets or liabilities.

•
Level 2 – Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

Revenue Recognition
Revenues from Customers
In accordance with Accounting Standards Codification (“ASC”) Topic 606,
Revenue from Contracts with Customers
(“Topic 606”),
we recognize revenue when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. For enforceable contracts with our customers, we first identify the distinct performance obligations – or accounting units – within the contract. Performance obligations are commitments in a contract to transfer a distinct good or service to the customer.
Payments received under commercial arrangements, such as licensing technology rights, may include non-refundable
fees at the inception of the arrangements, milestone payments for specific achievements designated in the agreements, and royalties on the sale of products. At the inception of arrangements that include milestone payments, we use judgment to evaluate whether the milestones are probable of being achieved and we estimate the amount to include in the transaction price using the most likely method. If it is probable that a significant revenue reversal will not occur, the estimated amount is included in the transaction price. Milestone payments that are not within our or the licensee’s control, such as regulatory approvals, are not included in the transaction price until those approvals are received. At the end of each reporting period, we re-evaluate
the probability of achievement of development milestones and any related constraint and, as necessary, we adjust our estimate of the overall transaction price.
We may enter into arrangements that consist of multiple performance obligations. Such arrangements may include any combination of our deliverables. To the extent a contract includes multiple promised deliverables, we apply judgment to determine whether promised deliverables are capable of being distinct and are distinct in the context of the contract. If these criteria are not met, the promised deliverables are accounted for as a combined performance obligation. For arrangements with multiple distinct performance obligations, we allocate variable consideration related to our
50-50
cost share for development services directly to the associated performance obligation and then allocate the remaining consideration among the performance obligations based on their relative stand-alone selling price.
Stand-alone selling price is the price at which we would sell a promised good or service separately to the customer. When not directly observable, we typically estimate the stand-alone selling price for each distinct performance obligation. Variable consideration that relates specifically to our efforts to satisfy specific performance obligations is allocated entirely to those performance obligations. Other components of the transaction price are allocated based on the relative stand-alone selling price, over which management has applied significant judgment. We develop assumptions that require judgment to determine the stand-alone selling price for license-related performance obligations, which may include forecasted revenues, development timelines, reimbursement rates for personnel costs, discount rates and probabilities of technical, regulatory and commercial success. We estimate stand-alone selling price for research and development performance obligations by forecasting the expected costs of satisfying a performance obligation plus an appropriate margin.
In the case of a license that is a distinct performance obligation, we recognize revenue allocated to the license from non-refundable,
up-front
fees at the point in time when the license is transferred to the licensee and the licensee can use and benefit from the license. For licenses that are bundled with other distinct or combined obligations, we use judgment to assess the nature of the performance obligation to determine whether the performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. If the performance obligation is satisfied over time, we evaluate the measure of progress each reporting period and, if necessary, adjust the measure of performance and related revenue recognition.
The selection of the method to measure progress towards completion requires judgment and is based on the nature of the products or services to be provided. Revenue is recorded proportionally as costs are incurred. We generally use the
cost-to-cost
measure of progress because it best depicts the transfer of control to the customer which occurs as we incur costs. Under the cost-to-cost
measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation (an “input method” under Topic 606). We use judgment to estimate the total cost expected to complete the research and development performance obligations, which include subcontractors’ costs, labor, materials, other direct costs and an allocation of indirect costs. We evaluate these cost estimates and the progress each reporting period and, as necessary, we adjust the measure of progress and related revenue recognition.
For arrangements that include sales-based or usage-based royalties, we recognize revenue at the later of (i) when the related sales occur or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied. To date, we have not recognized any sales-based or usage-based royalty revenue from license agreements.
In connection with our License, Development and Commercialization Agreement (the “Kyowa Kirin Commercialization Agreement”) with Kyowa Kirin, we perform development services related to our
50-50
cost sharing arrangement for which revenue is recognized over time. Additionally, we perform services for Kyowa Kirin at their request, the costs of which are fully reimbursed to us. We record the reimbursement for such pass through services as revenue at
100
%
of reimbursed costs, as control of the additional services for Kyowa Kirin is transferred at the time we incur such costs. The costs of these services are recognized in the Condensed Consolidated Statements of Operations as research and development expense.
We recognized revenue associated with the Kyowa Kirin Commercialization
Agreement
for the periods presented (in thousands):

	Three Months Ended March 31,		Nine Months Ended March 31,
	2023	2022	2023	2022

Revenue	$5,894	$9,694	$47,359	$29,283

Timing of Revenue Recognition:
Services performed over time	$5,598	$9,694	$46,430	$26,970
Pass through services at a point in time	296	—	929	2,313

	$5,894	$9,694	$47,359	$29,283

Contract Balances
Accounts receivable are included in “Prepaid expenses and other current assets”, and contract liabilities are included in “Deferred revenue” and “Deferred revenue, long-term” on our Condensed Consolidated Balance Sheets.

The following table presents changes in accounts receivable, unbilled receivables and contract liabilities accounted for under Topic 606 for the periods presented (in thousands):

	Nine Months Ended March 31,
	202 3	202 2
Accounts receivable
Accounts receivable, beginning of period	$—	$—
Amounts billed	23,507	45,927
Payments received	(23,507)	(45,927)

Accounts receivable, end of period	$—	$—

Unbilled receivables
Unbilled receivables, beginning of period	$10,044	$7,582
Billable amounts	18,043	46,791
Amounts billed	(23,507)	(45,927)

Unbilled receivables, end of period	$4,580	$8,446

Contract liabilities
Contract liabilities, beginning of period	$30,900	$14,677
Payments received	—	20,000
Revenue recognized	(4,145)	(2,513)
Revenue recognized from change in estimate for performance obligations that are being closed	(16,565)	—
Revenue recognized for performance obligations that will no longer commence	(8,607)	—

Contract liabilities, end of period	$1,583	$32,164

The timing of revenue recognition, invoicing and cash collections results in billed accounts receivable and unbilled receivables and deferred revenue (contract liabilities). We invoice our customers in accordance with agreed-upon contractual terms, typically at periodic intervals or upon achievement of contractual milestones. Invoicing may occur subsequent to revenue recognition, resulting in unbilled receivables. We may receive advance payments from our customers before revenue is recognized, resulting in contract liabilities. The unbilled receivables and deferred revenue reported on the Condensed Consolidated Balance Sheets relate to the Kyowa Kirin Commercialization Agreement.
As of March 31, 2023 and June 30, 2022, we had
$
66.1
 million and $
95.4
 million, respectively, of deferred revenue associated with the
Kyowa Kirin
Commercialization Agreement, of which $
64.5
 million relates to the U.S. license which is a unit of account under the scope of ASC Topic 808,
Collaborative Arrangements
(“Topic

808”) and is not a performance obligation under Topic 606. The remaining balance of deferred revenue as of March 31, 2023 and June 30, 2022
of $
1.6
 million and $
30.9
 million,
respectively, relates to the development services performance obligations which are under the scope of Topic 606. The decrease in deferred revenue comes as a result of our winding down of all zandelisib studies outside of Japan. We updated our estimated costs to complete each of the performance obligations, resulting in a higher progress towards completion based on the ratio of costs incurred to date to the total estimated costs. Additionally, during the three months ended December 31, 2022, we recognized revenue related to non-refundable
payments for performance obligations that have not commenced and will no longer be initiated.

Our contract liabilities accounted for under Topic 606 relate to the amount of initial upfront consideration that was allocated to the development services performance obligations. Contract liabilities are recognized over the duration of the performance obligations based on the costs incurred relative to total expected costs.
Revenues from Collaborators
At contract inception, we assess whether the collaboration arrangements are within the scope of Topic 808 to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed based on the responsibilities of all parties in the arrangement. For collaboration arrangements within the scope of Topic 808 that contain multiple units of account, we first determine which units of account within the arrangement are within the scope of Topic 808 and which elements are within the scope of Topic 606. For units of account within collaboration arrangements that are accounted for pursuant to Topic 808, an appropriate recognition method is determined and applied consistently, by analogy to authoritative accounting literature. For elements of collaboration arrangements that are accounted for pursuant to Topic 606, we recognize revenue as discussed above. Consideration received that does not meet the requirements to satisfy Topic 606 revenue recognition criteria is recorded as deferred revenue in the accompanying Condensed Consolidated Balance Sheets, classified as either short-term or long-term deferred revenue based on our best estimate of when such amounts will be recognized.
Research and Development Costs
Research and development costs are expensed as incurred and include costs paid to third-party contractors to perform research, conduct clinical trials and develop and manufacture drug materials. Clinical trial costs, including costs associated with third-party contractors, are a significant component of research and development expenses. We expense research and development costs based on work performed. In determining the amount to expense, management relies on estimates of total costs based on contract components completed, the enrollment of subjects, the completion of trials, and other events. Costs incurred related to the purchase or licensing of in-process
research and development for early-stage products or products that are not commercially viable and ready for use, or have no alternative future use, are charged to expense in the period incurred.
Leases
We account for our leases under ASC Topic 842,
Leases
(“Topic 842”). Leases which are identified within the scope of Topic 842 and which have a term greater than one year are recognized on our Condensed Consolidated Balance Sheets as right-of-use
(“ROU”) assets and lease liabilities. Operating lease liabilities and their corresponding ROU assets are recorded based on the present value of lease payments over the expected remaining lease term. The lease term includes any renewal options and termination options that we are reasonably certain to exercise. Certain adjustments to the right-of-use
asset may be required for items such as initial direct costs paid or incentives received. The present value of lease payments is determined by using the interest rate implicit in the lease, if that rate is readily determinable; otherwise, we use our incremental borrowing rate. The incremental borrowing rate is determined based on the rate of interest that we would pay to borrow on a collateralized basis an amount equal to the lease payments for a similar term and in a similar economic environment. The interest rate implicit in lease contracts to calculate the present value is typically not readily determinable. As such, significant management judgment is required to estimate the incremental borrowing rate.
Operating lease expense for operating leases is recognized on a straight-line basis over the lease term based on the total lease payments. We have elected the practical expedient to not separate lease and non-lease
components for our real estate leases. Our
non-lease
components are primarily related to property maintenance, which varies based on future outcomes, and thus is recognized in operating lease expense when incurred.

Share-Based Compensation
Share-based compensation expense stock options and restricted stock units (“RSUs”) granted to employees and directors is recognized in the Condensed Consolidated Statements of Operations based on estimated amounts. The cost of stock options is measured at the grant date, based on the estimated fair value of the stock option using the Black-Scholes valuation model, which incorporates various assumptions, including expected volatility, risk-free interest rate, the expected term of the award and the dividend yield on the underlying stock. Expected volatility is calculated based on the historical volatility of our stock over the expected option life and other appropriate factors. The expected option term is computed using the “simplified” method as permitted under the provisions of ASC Topic 718,
Compensation—Stock Compensation
. We use the simplified method to calculate the expected term of stock options and similar instruments, as we do not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. Risk-free interest rates are calculated based on continuously compounded risk-free rates for the appropriate term. The dividend yield is assumed to be zero as we have never paid or declared any cash dividends and do not intend to do so in the foreseeable future. For RSUs, we estimate the grant date fair value using our closing stock price on the date of grant. The estimated fair value of stock options and RSUs is amortized on a straight-line basis over the requisite service period, adjusted for actual forfeitures at the time they occur. The requisite service period is generally the time over which our share-based awards vest.
Income Taxes
Our income tax expense consists of current and deferred income tax expense or benefit. Current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for the future tax consequences attributable to tax credits and loss carryforwards and to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of March 31, 2023, we have established a valuation allowance to fully reserve our net deferred tax assets. Tax rate changes are reflected in income during the period such changes are enacted. Changes in our ownership may limit the amount of net operating loss carryforwards that can be utilized in the future to offset taxable income.
There have been
no
material
changes in our unrecognized tax benefits since June 30, 2022, and, as such, the disclosures included in our 2022 Annual Report continue to be relevant for the nine months ended March 31, 2023.
Recent Accounting Pronouncement
In June 2016, the Financial Accounting Standards Board issued Accounting Standards Update
2016-13,
Financial Instruments–Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
as amended. The amendments in ASU
2016-13
require, among other things, financial assets measured at amortized cost basis to be presented at the net amount expected to be collected as compared to previous U.S. GAAP which delayed recognition until it was probable a loss had been incurred. The amendments in ASU
2016-13
are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the impact that adoption of ASU
2016-13
will have on our financial statements and related disclosures.

Note 1. The Company and Summary of Significant Accounting Policies
The Company
MEI Pharma, Inc. is a late-stage pharmaceutical company committed to the development and commercialization of novel cancer therapies intended to improve outcomes for patients. Our portfolio of drug candidates includes three clinical-stage assets, including zandelisib (f/k/a
ME-401),
currently in multiple ongoing clinical studies intended to support marketing applications with the
U.S. Food and Drug Administration
(“FDA”) and other regulatory authorities globally. Our common stock is listed on the Nasdaq Capital Market under the symbol “
MEIP
.”
On April 14, 2023, we amended our Certificate of Incorporation to effect a combination of our issued and outstanding common stock at a ratio of one-for-twenty (“Reverse Stock Split”). The par value and authorized shares of our common stock were not adjusted as a result of the Reverse Stock Split. The Reverse Stock Split was effective on April 14, 2023. All historical share and per share amounts have been adjusted to reflect the Reverse Stock Split for all periods presented. All stock options, restricted stock units and warrants outstanding were ratably adjusted to give effect to the Reverse Stock Split.
Clinical Development Programs
We build our pipeline by licensing or acquiring promising cancer agents and creating value in programs through development, commercialization and strategic partnerships, as appropriate. Our objective is to leverage the mechanisms and properties of our pipeline drug candidates to optimize the balance between efficacy and tolerability to meet the needs of patients with cancer. Our drug candidate pipeline includes:

•	zandelisib (f/k/a ME-401), an oral phosphatidylinositol 3-kinase (“PI3K”) delta inhibitor;

•	voruciclib, an oral cyclin-dependent kinase (“CDK”) 9 inhibitor; and

•	ME-344, a mitochondrial inhibitor targeting the oxidative phosphorylation (“OXPHOS”) complex.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures made in the accompanying notes to the financial statements. We use estimates that affect the reported amounts (including assets, liabilities, revenues and expenses) and related disclosures. Actual results could materially differ from those estimates.
Liquidity
We have accumulated losses of $374.2 million since inception and expect to incur operating losses and generate negative cash flows from operations for the foreseeable future. As of June 30, 2022, we had $153.3 million in cash, cash equivalents and short-term investments. We believe that these resources will be sufficient to meet our obligations and fund our liquidity and capital expenditure requirements for at least the next 12 months from the issuance of these financial statements. Our current business operations are focused on continuing the clinical development of our drug candidates. Changes to our research and development plans or other changes affecting our operating expenses may affect actual future use of existing cash resources. Our research and development expenses are expected to increase in the foreseeable future. We cannot determine with certainty costs associated with ongoing and future clinical trials or the regulatory approval process. The duration, costs and timing associated with the development of our product candidates will depend on a variety of factors, including uncertainties associated with the results of our clinical trials.

To date, we have obtained cash and funded our operations primarily through equity financings and license agreements. In order to continue the development of our drug candidates, at some point in the future we expect to pursue one or more capital transactions, whether through the sale of equity securities, debt financing, license agreements or entry into strategic partnerships. There can be no assurance that we will be able to continue to raise additional capital in the future.
Reclassifications
Proceeds from issuance of common stock and payment of issuance costs have been reclassified in the prior year financial statements to conform to the current year financial statement presentation. These changes did not impact previously reported net loss, loss per share, stockholders’ equity, total assets or total cash flows.
Cash and Cash Equivalents
Cash and cash equivalents consist of cash and highly liquid investments with original maturities of three months or less when purchased. Cash is maintained at financial institutions and, at times, balances may exceed federally insured limits. We have not experienced any losses related to these balances.
Short-Term Investments
Short-term investments are marketable securities with maturities greater than three months but less than one year from date of purchase. As of June 30, 2022 and 2021, our short-term investments consisted of $137.5 million and $144.9 million, respectively, in United States, “U.S.”, government securities. The short-term investments held as of June 30, 2022 and 2021 are considered to be “held to maturity” and are carried at amortized cost. As of June 30, 2022 and 2021, the gross unrealized gains and losses were immaterial.
Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value is as follows:

•	Level 1 — Observable inputs such as quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Property and Equipment
Property and equipment are stated at cost and depreciated over the estimated useful lives of the assets (generally three to seven years) using the straight-line method. Leasehold improvements are stated at cost and are amortized over the shorter of the estimated useful lives of the assets or the lease term.
Leases
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 842,
Leases
(“Topic 842”) establishes a
right-of-use
(“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the Balance Sheets for all leases with terms longer than 12 months. Leases are classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. We elected the following as practical expedients: 1) an entity need not reassess whether any expired or existing contracts are or contain leases, 2) an entity need not reassess the lease classification for any expired or existing leases, and 3) an entity need not reassess initial direct costs for any existing leases.
Rent expense for operating leases is recognized on a straight-line basis over the lease term based on the total lease payments. We have elected the practical expedient to not separate lease and non-lease
components for our real estate leases. Our
non-lease
components are primarily related to property maintenance, which varies based on future outcomes, and thus is recognized in rent expense when incurred.
Revenue Recognition
Revenue from Customers
In accordance with ASC Topic 606,
Revenue from Contracts with Customers
(“Topic 606”), we recognize revenue when control of the promised goods or services is transferred to our customers, in an amount that reflects the consideration we expect to be entitled to in exchange for those goods or services. For enforceable contracts with our customers, we first identify the distinct performance obligations – or accounting units – within the contract. Performance obligations are commitments in a contract to transfer a distinct good or service to the customer.
Payments received under commercial arrangements, such as licensing technology rights, may include non-refundable
fees at the inception of the arrangements, milestone payments for specific achievements designated in the agreements, and royalties on the sale of products. At the inception of arrangements that include milestone payments, we use judgment to evaluate whether the milestones are probable of being achieved, and we estimate the amount to include in the transaction price using the most likely method. If it is probable that a significant revenue reversal will not occur, the estimated amount is included in the transaction price. Milestone payments that are not within our or the licensee’s control, such as regulatory approvals, are not included in the transaction price until those approvals are received. At the end of each reporting period, we re-evaluate
the probability of achievement of development milestones and any related constraint and, as necessary, we adjust our estimate of the overall transaction price.
We may enter into arrangements that consist of multiple performance obligations. Such arrangements may include any combination of our deliverables. To the extent a contract includes multiple promised deliverables, we apply judgment to determine whether promised deliverables are capable of being distinct and are distinct in the context of the contract. If these criteria are not met, the promised deliverables are accounted for as a combined performance obligation. For arrangements with multiple distinct performance obligations, we allocate variable consideration related to our
50-50
cost share for development services directly to the associated performance obligation and then allocate the remaining consideration among the performance obligations based on their relative stand-alone selling price. Stand-alone selling price is the price at which we would sell a promised good or service separately to the customer. When not directly observable, we typically estimate the stand-alone selling price for each distinct performance obligation. Variable consideration that relates specifically to our efforts to satisfy specific performance obligations is allocated entirely to those performance obligations. Other components of the transaction price are allocated based on the relative stand-alone selling price, over which management has applied significant judgment. We develop assumptions that require judgment to determine the stand-alone selling price for license-related performance obligations, which may include forecasted revenues, development timelines, reimbursement rates for personnel costs, discount rates and probabilities of technical, regulatory and commercial success. We estimate stand-alone selling price for research and development performance obligations by forecasting the expected costs of satisfying a performance obligation plus an appropriate margin.
In the case of a license that is a distinct performance obligation, we recognize revenue allocated to the license from non-refundable,
up-front
fees at the point in time when the license is transferred to the licensee and the licensee can use and benefit from the license. For licenses that are bundled with other distinct or combined obligations, we use judgment to assess the nature of the performance obligation to determine whether the performance obligation is satisfied over time or at a point in time and, if over time, the appropriate method of measuring progress for purposes of recognizing revenue. If the performance obligation is satisfied over time, we evaluate the measure of progress each reporting period and, if necessary, adjust the measure of performance and related revenue recognition. From time to time, we perform additional services for Kyowa Kirin Co., Ltd. (“KKC”) at their request, the costs of which are fully reimbursed to us. The cost of these services is recognized in the Statements of Operations as research and development expense.
The selection of the method to measure progress towards completion requires judgment and is based on the nature of the products or services to be provided. Revenue is recorded proportionally as costs are incurred. We generally use the cost-to-cost
measure of progress because it best depicts the transfer of control to the customer which occurs as we incur costs. Under the cost-to-cost
measure of progress, the extent of progress towards completion is measured based on the ratio of costs incurred to date to the total estimated costs at completion of the performance obligation (an “input method” under Topic 606). We use judgment to estimate the total cost expected to complete the research and development performance obligations, which include subcontractors’ costs, labor, materials, other direct costs and an allocation of indirect costs. We evaluate these cost estimates and the progress each reporting period and, as necessary, we adjust the measure of progress and related revenue recognition.
For arrangements that include sales-based or usage-based royalties, we recognize revenue at the later of (i) when the related sales occur or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied or partially satisfied. To date, we have not recognized any sales-based or usage-based royalty revenue from license agreements.
We recognized revenue associated with the following license agreements for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
License Agreement:
KKC Commercialization Agreement	$40,697	$34,356	$26,386
Helsinn License Agreement	—	440	1,370

	$40,697	$34,796	$27,756

Timing of Revenue Recognition:
Development services performed over time	$37,304	$31,302	$6,768
Pass through services at a point in time	3,393	3,494	—
License transferred at a point in time	—	—	20,988

	$40,697	$34,796	$27,756

Based on the characteristics of the Helsinn License Agreement, we recognized revenue based on the extent of progress towards completion of the performance obligations. The performance obligations under the Helsinn License Agreement were completed in June 2021, and the Helsinn License Agreement was terminated in November 2021.

Contract Balances
Accounts receivable are included on our Balance Sheets in “Prepaid expenses and other current assets”, and contract liabilities are included in “Deferred revenue” and “Deferred revenue, long-term” in our Balance Sheets. The following table presents changes in accounts receivable, unbilled receivables and contract liabilities accounted for under Topic 606 for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021
Accounts receivable
Accounts receivable, beginning of year	$—	$83
Amounts billed	54,611	25,682
Payments received	(54,611)	(25,765)

Accounts receivable, end of year	$—	$—

Unbilled receivables
Unbilled receivables, beginning of year	$7,582	$2,858
Billable amounts	56,816	30,406
Amounts billed	(54,354)	(25,682)

Unbilled receivables, end of year	$10,044	$7,582

Contract liabilities
Contract liabilities, beginning of year	$14,677	$19,108
Revenue recognized	(3,777)	(4,798)
Payments received	20,000	367

Contract liabilities, end of year	$30,900	$14,677

The timing of revenue recognition, invoicing and cash collections results in billed accounts receivable and unbilled receivables (contract assets) and deferred revenue (contract liabilities). We invoice our customers in accordance with agreed-upon contractual terms, typically at periodic intervals or upon achievement of contractual milestones. Invoicing may occur subsequent to revenue recognition, resulting in unbilled receivables. We may receive advance payments from our customers before revenue is recognized, resulting in contract liabilities. The unbilled receivables and deferred revenue reported on the Balance Sheets relate to the KKC Commercialization Agreement.
As of June 30, 2022 and 2021, we had unbilled receivables of $10.0 million and $7.6 million, respectively, related to our remaining performance obligations under the KKC Commercialization Agreement. Our unbilled receivables are comprised of amounts that are billable based on the contractual provisions of the license agreement but not yet billed.
As of June 30, 2022 and 2021, we had $95.4 million and $79.2 million, respectively, of deferred revenue associated with the KKC Commercialization Agreement, of which $64.5 million relates to the U.S. license which is a unit of account under the scope of ASC Topic 808,
Collaborative Arrangements
(“Topic 808”) and is not a performance obligation under Topic 606. The remaining balance of deferred revenue as of June 30, 2022 and 2021 of $30.9 million and $14.7 million, respectively, relates to the development services performance obligations which are under the scope of Topic 606.
Our contract liabilities accounted for under Topic 606 relate to the amount of initial upfront consideration that was allocated to the development services performance obligations. Contract liabilities are recognized over the duration of the performance obligations based on the costs incurred relative to total expected costs.

Revenue from Collaborators
At contract inception, we assess whether the collaboration arrangements are within the scope of Topic 808, to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed based on the responsibilities of all parties in the arrangement. For collaboration arrangements within the scope of Topic 808 that contain multiple units of account, we first determine which units of account within the arrangement are within the scope of Topic 808 and which elements are within the scope of Topic 606. For units of account within collaboration arrangements that are accounted for pursuant to Topic 808, an appropriate recognition method is determined and applied consistently, by analogy to authoritative accounting literature. For elements of collaboration arrangements that are accounted for pursuant to Topic 606, we recognize revenue as discussed above. Consideration received that does not meet the requirements to satisfy Topic 606 revenue recognition criteria is recorded as deferred revenue in the accompanying Balance Sheets, classified as either current or long-term deferred revenue based on our best estimate of when such amounts will be recognized.
Cost of Revenue
Cost of revenue primarily includes external costs paid to third party contractors to perform research, conduct clinical trials and develop and manufacture drug materials, and internal compensation and related personnel expenses to support our research and development performance obligations associated with the Helsinn License Agreement which was terminated in November 2021.
Research and Development
Research and development costs are expensed as incurred and include costs paid to third party contractors to perform research, conduct clinical trials and develop and manufacture drug materials. Clinical trial costs, including costs associated with third party contractors, are a significant component of research and development expenses. We expense research and development costs based on work performed. In determining the amount to expense, management relies on estimates of total costs based on contract components completed, the enrollment of subjects, the completion of trials, and other events. Costs incurred related to the purchase or licensing of in-process
research and development for early-stage products or products that are not commercially viable and ready for use, or have no alternative future use, are charged to expense in the period incurred.
Share-Based Compensation
Share-based compensation expense for stock options and restricted stock units (“RSUs”) granted to employees and directors is recognized in the Statements of Operations based on estimated amounts. The cost of stock options is measured at the grant date, based on the estimated fair value of the stock option using the Black-Scholes valuation model, which incorporates various assumptions including expected volatility, risk-free interest rate, the expected term of the award and the dividend yield on the underlying stock. Expected volatility is calculated based on the historical volatility of our stock over the expected option life and other appropriate factors. The expected option term is computed using the “simplified” method as permitted under the provisions of ASC
718-10-S99.
We use the simplified method to calculate the expected term of share options and similar instruments as we do not have sufficient historical exercise data to provide a reasonable basis upon which to estimate the expected term. Risk-free interest rates are calculated based on continuously compounded risk-free rates for the appropriate term. The dividend yield is assumed to be zero as we have never paid or declared any cash dividends and does not intend to do so in the foreseeable future. For RSUs, we estimate the grant date fair value using our closing stock price on the date of grant. The estimated fair value of stock options and RSUs is amortized on a straight-line basis over the requisite service period, adjusted for actual forfeitures at the time they occur. The requisite service period is generally the time over which our share-based awards vest.

Interest and Dividend Income
Interest on cash balances is recognized when earned. Dividend income is recognized when the right to receive the payment is established.
Income Taxes
Our income tax expense consists of current and deferred income tax expense or benefit. Current income tax expense or benefit is the amount of income taxes expected to be payable or refundable for the current year. A deferred income tax asset or liability is recognized for the future tax consequences attributable to tax credits and loss carryforwards and to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. As of June 30, 2022 and 2021, we have established a valuation allowance to fully reserve our net deferred tax assets. Tax rate changes are reflected in income during the period such changes are enacted. Changes in our ownership may limit the amount of net operating loss carryforwards that can be utilized in the future to offset taxable income.
The FASB Topic on income taxes prescribes a recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not
to be sustained upon examination by taxing authorities. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. There were no unrecognized tax benefits as of June 30, 2022 and 2021.
Net Loss Per Share
Basic and diluted net loss per share are computed using the weighted-average number of shares of common stock outstanding during the period, less any shares subject to repurchase or forfeiture. There were no shares of common stock subject to repurchase or forfeiture for the years ended June 30, 2022, 2021 and 2020. Our potentially dilutive shares, which include outstanding stock options, restricted stock units, and warrants, are considered to be common stock equivalents and are only included in the calculation of diluted net loss per share when their effect is dilutive. The assessment of dilution is made on a quarterly basis and therefore the annual determination of diluted net loss per share only includes those quarters in which the potential common stock equivalents were determined to be dilutive.
The following table presents the calculation of net loss used to calculate basic and diluted loss per share for the periods presented (in thousands):

	Years Ended June 30,
	2022	2021	2020
Net loss—basic	$(54,454)	$(41,314)	$(47,173)
Change in fair value of warrant liability	(8,046)	(27,394)	—

Net loss—diluted	$(62,500)	$(68,708)	$(47,173)

Shares used in calculating net loss per share for the periods presented was determined as follows (in thousands):

	Years Ended June 30,
	2022	2021	2020
Weighted average shares used in calculating basic net loss per share	6,224	5,626	4,554
Effect of potentially dilutive common shares from equity awards and liability-classified warrants	33	98	—

Weighted average shares used in calculating diluted net loss per share	6,257	5,724	4,554

The following potentially dilutive shares have been excluded from the calculation of net loss per share for the periods presented because of their anti-dilutive effect (in thousands):

	Years Ended June 30,
	2022	2021	2020
Stock options	1,024	794	552
Warrants	402	201	803
Restricted stock units	11	21	—

Total anti-dilutive shares	1,437	1,016	1,355

Recent Account Pronouncement
In June 2016, the FASB issued ASU
2016-13,
as amended. The amendments in ASU
2016-13
require, among other things, financial assets measured at amortized cost basis to be presented at the net amount expected to be collected as compared to previous U.S. GAAP which delayed recognition until it was probable a loss had been incurred. The amendments in this standard are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. We are currently evaluating the impact that adoption of ASU
2016-13
will have on our financial statements and related disclosures.

Infinity Pharmaceuticals Inc [Member]
The Company and Summary of Significant Accounting Policies
4. Significant Accounting Policies
Our significant accounting policies are described in Note 2, “Summary of Significant Accounting Policies,” in “Notes to Consolidated Financial Statements” in our 2022 Annual Report on Form
10-K.
Segment Information
We operate in one business segment, which focuses on drug development. We make operating decisions based upon the performance of the enterprise as a whole and utilize our consolidated financial statements for decision making.
Basic and Diluted Net Loss per Common Share
Basic net loss per share is based upon the weighted average number of common shares outstanding during the period, excluding restricted stock units that have been issued but have not yet vested. Diluted net loss per share is based upon the weighted average number of common shares outstanding during the period plus the effect of additional weighted average common equivalent shares outstanding during the period when the effect of adding such shares is dilutive. Common equivalent shares result from the assumed exercise of outstanding stock options and the exercise of outstanding warrants (the proceeds of which are then assumed to have been used to repurchase outstanding stock using the treasury stock method) and the vesting of restricted shares of common stock. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money.
This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The two-class
method is used for outstanding warrants as such warrants are considered to be participating securities, and this method is more dilutive than the treasury stock method. The following outstanding shares of common stock equivalents were excluded from the computation of net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	At March 31,
	2023	2022
Stock options	14,199,758	14,538,334
Non-vested restricted stock units	2,929,149	50,000
New Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board, or FASB, issued Accounting Standard Update, or ASU, No.
2016-13,
 Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Statements
, or ASU
No. 2016-13,
which requires that credit losses be reported using an expected losses model rather than the incurred losses model that was previously used, and it establishes additional disclosure requirements related to credit risks. For available-for-sale
debt securities with expected credit losses, ASU
No. 2016-13
requires allowances to be recorded instead of reducing the amortized cost of the investment. In November 2019, the FASB issued ASU
2019-10,
 Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
, whereby the effective date of ASU
No. 2016-13
for smaller reporting companies was deferred to annual reporting periods beginning after December 15, 2022, including interim periods within those annual reporting periods, and early adoption was still permitted. ASU
No. 2016-13
is required to be applied using a modified-retrospective approach, which requires a cumulative-effect adjustment to retained earnings as of the beginning of the period of adoption. We adopted this standard effective January 1, 2023 and our application of the standard did not result in a cumulative-effect adjustment.
In August 2020, the FASB issued ASU No.
2020-06,
 Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, or ASU
No. 2020-06,
which simplifies the guidance on an issuer’s accounting for convertible instruments and contracts in its own equity. The provisions of ASU
No. 2020-06
are applicable for fiscal years beginning after December 15, 2023, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. We are currently evaluating the impact of ASU
No. 2020-06
on our consolidated financial statements and related disclosures.

2. Summary of Significant Accounting Policies
Basis of Presentation
These consolidated financial statements include the accounts of Infinity and its wholly-owned subsidiaries. We have eliminated all significant intercompany accounts and transactions in consolidation.
The preparation of consolidated financial statements in accordance with generally accepted accounting principles requires our management to make estimates and judgments that may affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities. On an ongoing basis, we evaluate our estimates and judgments. We base our estimates on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results may differ from these estimates under different assumptions or conditions.
Segment Information
We operate in one business segment, which focuses on drug development. We make operating decisions based upon the performance of the enterprise as a whole and utilize our consolidated financial statements for decision making.
Cash Equivalents and
Available-For-Sale
Securities
Cash equivalents consist of money market funds. We consider all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents. Cash equivalents are stated at fair value. They are also readily convertible to known amounts of cash and have such short-term maturities that each presents insignificant risk of change in value due to changes in interest rates. Our classification of cash equivalents is consistent with prior periods.
From time to time we invest our cash in short-term marketable securities. We determine the appropriate classification of marketable securities at the time of purchase and re-evaluate
such designation at each balance sheet date, if applicable. Typically, the marketable securities in which we invest have been classified as
“available-for-sale.” We
carry
available-for-sale
securities at fair value. Unrealized gains and losses on

available-for-sale
debt securities are reported in accumulated other comprehensive (loss) income, which is a separate component of stockholders’ equity. At various points during the years ended December 31, 2022 and 2021, we owned marketable securities that were classified as available-for-sale.
We did not own any such securities as of December 31, 2022 or 2021.
We adjust the cost of
available-for-sale
debt securities for amortization of premiums and accretion of discounts to maturity. We include such amortization and accretion in investment and other income. The cost of securities sold is based on the specific identification method. We include in investment income interest and dividends on securities classified as available-for-sale.
We conduct periodic reviews to identify and evaluate each
available-for-sale
debt security that is in an unrealized loss position in order to determine whether an other-than-temporary impairment exists. An unrealized loss exists when the current fair value of an individual security is less than its amortized cost basis. For available-for-sale
debt securities in an unrealized loss position, we perform an analysis to assess whether we intend to sell or whether we would more likely than not be required to sell the security before the expected recovery of the amortized cost basis. Where we intend to sell a security, or may be required to do so, the security’s decline in fair value is deemed to be other-than-temporary, and the full amount of the unrealized loss is recorded within earnings as an impairment loss. Unrealized losses on available-for-sale
debt securities that are determined to be temporary, and not related to credit loss, are recorded, net of tax, in accumulated other comprehensive loss.
Regardless of our intent to sell a security, we perform additional analysis on all securities in an unrealized loss position to evaluate losses associated with the creditworthiness of the security. Credit losses are identified where we do not expect to receive cash flows sufficient to recover the amortized cost basis of a security and are recorded within earnings as an impairment loss.
Liquidity and Going Concern
As of December 31, 2022, we had cash and cash equivalents of $38.3 million. We have primarily incurred operating losses since inception and have relied on our ability to fund our operations through collaboration and license arrangements, or other strategic arrangements, and through the sale of our common stock.
We expect to continue to spend significant resources to fund the development and potential commercialization of eganelisib, also known as
IPI-549,
an orally administered immuno-oncology product candidate that selectively inhibits the enzyme phosphoinositide-3-kinase
gamma, or PI3K-gamma, and to incur significant operating losses for the foreseeable future.
As of December 31, 2022, we had an accumulated deficit of $856.0 million and during the year ended December 31, 2022 used $42.4 million in cash and cash equivalents to fund operating activities. We expect to continue to incur substantial operating losses and negative cash flows from operations for the foreseeable future. These conditions raise substantial doubt about our ability to continue as a going concern for at least twelve months from the date these consolidated financial statements are issued on March 28, 2023.
If the Merger is not completed, we will need to raise additional capital in order to successfully execute on our current operating plans to further the development of eganelisib. If the Merger is not completed, we will explore other plans to mitigate the conditions which raise substantial doubt about our ability to continue as a going concern. We consider one of the following courses of action to be the most likely alternatives if the Merger is not completed:

•
Pursue another strategic transaction
. We may resume the process of evaluating a potential strategic transaction, including the sale of the company or its assets. Based on our prior assessment, we do not expect that we would have the necessary time or financial resources to pursue another strategic transaction like the proposed Merger.

•
Wind down the company
. If the Merger does not close and we are unable to enter into another strategic transaction, our board of directors may conclude that it is in the best interest of stockholders to cease normal operations and wind down the company through bankruptcy or dissolution proceedings. In such case, there would be no assurances as to the amount or timing of available cash remaining, if any, to distribute to stockholders after paying our obligations and setting aside funds for reserves.

Our consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and settlement of liabilities and commitments in the ordinary course of business. The consolidated financial statements do not include any adjustments that might result from the outcome of the conditions described above.
Concentration of Credit Risk
Cash and cash equivalents are primarily maintained with two major financial institutions in the United States. Deposits at banks may exceed the insurance provided on such deposits. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. From time to time the Company invests its cash in other financial instruments that potentially subject us to concentration of credit risk, primarily consisting of available-for-sale
securities. Our investment policy, which has been approved by our board of directors, limits the amount that we may invest in any one issuer of investments, thereby reducing credit risk concentrations. As of December 31, 2022 and 2021, the Company did not have any cash or cash equivalents invested in available-for-sale
securities.
Property and Equipment
Property and equipment are stated at cost. Depreciation is recorded using the straight-line method over the estimated useful lives of the applicable assets. Application development costs incurred for computer software developed or obtained for internal use are capitalized. Upon sale or retirement, the cost and related accumulated depreciation are eliminated from the respective account, and the resulting gain or loss, if any, is included in current operations. Amortization of leasehold improvements, building improvements and finance leases is recorded as depreciation expense and included in research and development and general and administrative expense, as applicable. Repairs and maintenance charges that do not increase the useful life of the assets are charged to operations as incurred. Property and equipment are depreciated over the following periods:

Computer equipment and software	3 to 5 years
Leasehold improvements	Shorter of lease term or useful life of asset

Furniture and fixtures	7 to 10 years
Impairment of Long-Lived Assets
We evaluate our long-lived assets for potential impairment. Potential impairment is assessed when there is evidence that events or changes in circumstances have occurred that indicate that the carrying amount of a long-lived asset may not be recovered. Recoverability of these assets is assessed based on undiscounted expected future cash flows from the assets, considering a number of factors, including past operating results, budgets and economic projections, market trends and product development cycles. An impairment in the carrying value of each asset is assessed when the undiscounted expected future cash flows, including its eventual residual value, derived from the asset are less than its carrying value. Impairments, if any, are recognized in earnings. An impairment loss would be recognized in an amount equal to the excess of the carrying amount over the undiscounted expected future cash flows.
Fair Value Measurements
We define fair value as the price that we would receive to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We determine fair value based on the assumptions market participants use when pricing the asset or liability. We use a valuation hierarchy for disclosure of the inputs used to measure fair value. This hierarchy prioritizes the inputs into three broad levels. Level 1 inputs, which we consider the highest level inputs, are quoted prices (unadjusted) in active markets for identical assets or liabilities. Level 2 inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the asset or liability, either directly or indirectly through market corroboration, for substantially the full term of the financial instrument. Level 3 inputs are unobservable inputs based on our own assumptions used to measure assets and liabilities at fair value. The classification of a financial asset or liability within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement.
Liabilities Related to Sale of Future Royalties
We treat the liabilities related to sale of future royalties (see Note 9) as debt financings, amortized under the effective interest rate method over the estimated life of the related expected royalty stream. The liabilities related to sale of future royalties and the debt amortization are based on our current estimates of future royalties expected to be paid over the life of the arrangement. We will periodically assess the expected royalty payments using projections from external sources. To the extent our estimates of future royalty payments are greater or less than previous estimates or the estimated timing of such payments is materially different than previous estimates, we will adjust the effective interest rate and recognize related non-cash
interest expense on a prospective basis.
Non-cash
royalty revenue is reflected as royalty revenue, and
non-cash
amortization of debt is reflected as
non-cash
interest expense in the Consolidated Statements of Operations and Comprehensive Loss.
Leases
We have entered into leases for office space and a data center. As of January 1, 2019, we adopted the provisions of Accounting Standards Codification, or ASC, Topic 842, Leases, or ASC 842. Accordingly, we recorded a right-of-use
asset and a corresponding lease liability related to our leases. Rights and obligations related to our leases are included within operating lease right-of-use
assets, accrued expenses and other current liabilities, and operating lease liability, less current portion in the Consolidated Balance Sheets.
We recognize a
right-of-use
asset and a lease liability upon the commencement of a lease that has a term of more than twelve months. We combine lease and nonlease components for our leases. Lease payments included in determining the right-of-use
asset and lease liability recognized include fixed payments to be paid over the term of the lease, less any lease incentives to be paid or payable to us by the lessor. Variable lease payments are included if they are based on an index or rate. Variable lease payments that are not based on an index or rate are recognized as expense in the period incurred. The lease term is determined at lease commencement, and includes the noncancellable period during which we have the right to use the underlying asset. Any period covered by an option to extend or terminate a lease is also included in the lease term if we are reasonably certain that the option to extend will be exercised or the option to terminate will not be exercised.
Our leases do not provide an implicit rate; therefore, we use an estimate of our incremental borrowing rate based on the information available at the adoption date or lease commencement date in determining the present value of lease payments.
Revenue Recognition
To date, all our revenue has been generated under collaboration agreements, including payments to us of upfront license fees, funding or reimbursement of research and development efforts, milestone payments, if specified objectives are achieved, and royalties on product sales.
We recognize revenue when we transfer goods or services to customers in an amount that reflects the consideration that we expect to receive for those goods or services. These principles are applied using a five-step model: 1) identify the customer contract; 2) identify the contract’s performance obligations; 3) determine the transaction price; 4) allocate the transaction price to the performance obligations; and 5) recognize revenue when or as a performance obligation is satisfied. We evaluate all promised goods and services within a customer contract and determine which of those are separate performance obligations. This evaluation includes an assessment of whether the good or service is capable of being distinct and whether the good or service is separable from other promises in the contract. When a performance obligation is satisfied, we recognize as revenue the amount of the transaction price, excluding estimates of variable consideration that are constrained, that is allocated to that performance obligation. For contracts that contain variable consideration, such as milestone payments, we estimate the amount of variable consideration by using either the expected value method or the most likely amount method. In making this assessment, we evaluate factors such as the clinical, regulatory, commercial and other risks that must be overcome to achieve the milestone. Each reporting period we re-evaluate
the probability of achievement of such milestones and any related constraints. We will include variable consideration, without constraint, in the transaction price to the extent it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty associated with the variable consideration is subsequently resolved.
We recognize sales-based milestones and royalty revenue based upon net sales by the licensee of licensed products in licensed territories, and in the period the sales occur under the sales- and usage-based royalty exception when the sole or predominate item to which the royalty relates is a license to intellectual property.
In the event of an early termination of a collaboration agreement, any contract liabilities would be recognized in the period in which all our obligations under the agreement have been fulfilled.
Research and Development Expense
Research and development expense consists of expenses incurred in performing research and development activities, including salaries and benefits, overhead expenses including facilities expenses, materials and supplies, preclinical expenses, clinical trial and related clinical manufacturing expenses, comparator and combination drug expenses, stock-based compensation expense, depreciation of property and equipment, contract services, and other outside expenses. We also include as research and development expense upfront license payments related to acquired technologies which have not yet reached technological feasibility and have no alternative use. We expense research and development costs as they are incurred. Prepaid comparator and combination drug expenses are capitalized and then recognized as expense when title transfers to us. We have been a party to collaboration agreements in which we were reimbursed for work performed on behalf of the collaborator, as well as one in which we reimbursed the collaborator for work it had performed. We record all appropriate expenses under our collaborations as research and development expense. If the arrangement provides for reimbursement of research and development expenses incurred by us, we evaluate the terms of the arrangement to determine whether the reimbursement should be recorded as revenue or as an offset to research and development expense. If the arrangement provides for us to reimburse the collaborator for research and development expenses or for the achievement of a development milestone for which a payment is due, we record the reimbursement or the achievement of the development milestone as research and development expense.
Stock-based Compensation Expense
We issue stock-based awards to employees, directors, and
non-employees,
generally in the form of stock options, restricted stock units, or RSUs, or as awards under our 2013 Employee Stock Purchase Plan, or ESPP. We measure stock-based compensation cost at the grant date based on the estimated fair value of the award and recognize it as expense over the requisite service period on a straight-line basis. Stock-based compensation costs for non-employees
are recognized as expense over the vesting period on a ratable basis. The grant date fair value of stock options and awards under our ESPP is measured using the Black-Scholes valuation model, which requires us to make assumptions about the fair value of our common stock on the date of grant. The grant date fair value of RSUs is estimated to be equal to the closing price of our common stock on the date of grant. For awards with performance conditions, we estimate the likelihood of satisfaction of the performance conditions, which affects the period over which the expense is recognized. When the likelihood of satisfying the performance conditions related to these awards is determined to be probable, we recognize the expense over the requisite service period. We have no awards with market conditions. We recognize forfeitures related to share-based payments as they occur.
Royalty Expense
Royalty expense is recorded when incurred and represents the expense associated with amounts owed to third parties as a result of royalty revenue recognized and the amounts owed by us to Takeda Pharmaceutical Company Limited, or Takeda, in relation to the sale of future royalties (see Note 11).
Income Taxes
We use the liability method to account for income taxes. Deferred tax assets and liabilities are determined based on differences between financial reporting and income tax basis of assets and liabilities, as well as net operating loss and tax credit carryforwards, and are measured using the enacted tax rates and laws that will be in effect when the differences reverse. Deferred tax assets are reduced by a valuation allowance to reflect the uncertainty associated with their ultimate realization. The effect of a change in tax rate on deferred taxes is recognized in income or loss in the period that includes the enactment date.
We use our judgment for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. We recognize any material interest and penalties related to unrecognized tax benefits in income tax expense.
Due to the uncertainty surrounding the realization of the net deferred tax assets in future periods, we have recorded a full valuation allowance against our otherwise recognizable net deferred tax assets as of December 31, 2022 and 2021.
Basic and Diluted Net Loss per Common Share
Basic net loss per share is based upon the weighted average number of common shares outstanding during the period, excluding restricted stock units that have been issued but have not yet vested. Diluted net loss per share is based upon the weighted average number of common shares outstanding during the period plus the effect of additional weighted average common equivalent shares outstanding during the period when the effect of adding such shares is dilutive. Common equivalent shares result from the assumed exercise of outstanding stock options and the exercise of outstanding warrants (the proceeds of which are then assumed to have been used to repurchase outstanding stock using the treasury stock method) and the vesting of restricted shares of common stock. In addition, the assumed proceeds under the treasury stock method include the average unrecognized compensation expense of stock options that are in-the-money.
This results in the “assumed” buyback of additional shares, thereby reducing the dilutive impact of stock options. The two-class
method is used for outstanding warrants as such warrants are considered to be participating securities, and this method is more dilutive than the treasury stock method. The following outstanding shares of common stock equivalents were excluded from the computation of net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	At December 31,
	2022	2021
Stock options	14,663,697	12,689,439
Non-vested restricted stock	2,939,816	50,000

Comprehensive Loss
Comprehensive loss is comprised of net loss and other comprehensive loss. Other comprehensive loss is comprised of unrealized holding gains arising during the period on available-for-sale
securities that are not other-than-temporarily impaired. During the year ended December 31, 2022, there were no material reclassifications out of accumulated other comprehensive (loss) income.
New Accounting Pronouncements
In June 2016, the Financial Accounting Standards Board, or FASB, issued Accounting Standard Update, or ASU,
No. 2016-13,
Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses on Financial Statements
, or ASU
No. 2016-13,
which requires that credit losses be reported using an expected losses model rather than the incurred losses model that is currently used, and it establishes additional disclosure requirements related to credit risks. For available-for-sale
debt securities with expected credit losses, this standard now requires allowances to be recorded instead of reducing the amortized cost of the investment. In November 2019, the FASB subsequently issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
, whereby the effective date of this standard for smaller reporting companies was deferred to annual reporting periods beginning after December 15, 2022, including interim periods within those annual reporting periods, and early adoption is still permitted. We adopted this standard effective January 1, 2023 on a prospective basis. The adoption of this standard has not had a material impact on our consolidated financial statements and related disclosures.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
, or ASU
No. 2020-06,
which simplifies the guidance on an issuer’s accounting for convertible instruments and contracts in its own equity. The provisions of ASU
No. 2020-06
are applicable for fiscal years beginning after December 15, 2023, with early adoption permitted no earlier than fiscal years beginning after December 15, 2020. We are currently evaluating the impact of ASU
No. 2020-06
on our consolidated financial statements and related disclosures.
In November 2021, the FASB issued ASU
No. 2021-10,
Government Assistance (Topic 832): Disclosures by Business Entities about Government Assistance
, or ASU
No. 2021-10,
which requires additional annual disclosures about transactions with a government that are accounted for by applying a grant or contribution accounting model by analogy. The additional disclosures required by this standard include 1) information about the nature of the transactions and the related accounting policy used to account for the transactions, 2) the financial statement line items that are impacted by the transactions and the amounts applicable to each financial statement line item and 3) significant terms and conditions of the transactions, including commitments and contingencies. We adopted this standard effective January 1, 2022 on a prospective basis. The adoption of the standard has not had a material impact on our consolidated financial statements.